Revenue recognition (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Contract liabilities [abstract]
Deferred revenue	€ 711	€ 683
Revenue recognition	€ 665	€ 606	€ 504